Investment Strategy - T. Rowe Price Real Estate Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies. The fund’s definition of real estate companies is broad and includes any company that derives at least 50% of its revenues or profits from, or commits at least 50% of assets to, real estate activities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines the real estate industry broadly. It includes (but is not limited to) the following:

●	Real estate investment trusts (REITs);

●	real estate operating companies;

●	brokers, developers, and builders of residential, commercial, and industrial properties;

●	property management firms;

●	finance, mortgage, and mortgage servicing firms;

●	construction supply and equipment manufacturing companies; and

●	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The fund is likely to maintain a significant portion of assets in REITs. REITs pool money to invest in properties (equity REITs) or mortgages (mortgage REITs). The fund generally invests in equity REITs.

The fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the fund’s total assets may be invested in assets that are unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospects and income-producing potential. Factors considered by the portfolio manager in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies.